(THE HENLOPEN FUND LOGO)

                                QUARTERLY REPORT
                               SEPTEMBER 30, 2003

To My Fellow Shareholders:

For the quarter ending September 30, 2003, The Henlopen Fund increased 23.80%. Annualized returns for the Fund for one, five and ten years are 65.10%, 13.60%, and 13.77%, respectively. Since inception on December 2, 1992, the Fund has an annualized return of 14.96%.

The stock market continued to reward investors in the September quarter as clear evidence of economic strength and improving company fundamentals continued to propel equities. The favorable backdrop that we had described in recent shareholder reports, combined with effective stock selection, allowed The Henlopen Fund to post superior results that were highlighted in Barron's, The Wall Street Journal, and The New York Times, among others.

Patience in our largest and longest-held position was rewarded in the quarter as IGEN International announced a merger agreement with Swiss healthcare giant Roche Holding, Ltd. Additionally, the Fund experienced strong, broad-based performance, with sharp gains in technology, healthcare, financial and retailing holdings modestly offset by an underperforming energy sector. We remain well positioned and diversified within these sectors and expect our natural gas related holdings to perform well during the coming months, aided by both seasonal factors and increased industrial demand.

The climate for equities remains favorable entering the December quarter, placing bearish advisors in a precarious situation. With undeniable acceleration in the economy and long-awaited signs of improvement in employment statistics, valuation levels are the last argument against a continued bull market. Many investors have thus far been willing to ignore high valuations off of trough earnings levels; should corporate earnings continue to surge, those still on the sidelines will be forced to enter the market at ever higher levels or miss out on performance altogether. Meanwhile, we continue to look for new investment opportunities in companies with strong growth prospects and solid execution.

Sincerely yours,

/s/Michael L. Hershey                           /s/Bruce V. Vogenitz

Michael L. Hershey                              Bruce V. Vogenitz
President                                       Vice President

                        MANAGED BY LANDIS ASSOCIATES LLC
                              WWW.HENLOPENFUND.COM

         COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT*<F1> IN The Henlopen Fund, S&P 500 Index and Lipper Growth Fund Index

     Date      The Henlopen Fund     S&P 500 Index     Lipper Growth Fund Index
     ----      -----------------     -------------     ------------------------
    12/2/92         $10,000             $10,000                 $10,000
   12/31/92         $10,010             $10,162                 $10,204
    3/31/93         $10,821             $10,604                 $10,507
    6/30/93         $11,562             $10,654                 $10,661
    9/30/93         $12,450             $10,926                 $11,173
   12/31/93         $12,999             $11,179                 $11,426
    3/31/94         $12,760             $10,758                 $11,084
    6/30/94         $12,126             $10,804                 $10,841
    9/30/94         $12,853             $11,332                 $11,373
   12/31/94         $12,644             $11,330                 $11,246
    3/31/95         $13,583             $12,430                 $12,059
    6/30/95         $15,494             $13,613                 $13,349
    9/30/95         $17,819             $14,692                 $14,563
   12/31/95         $17,453             $15,574                 $14,918
    3/31/96         $19,233             $16,409                 $15,591
    6/30/96         $21,442             $17,144                 $16,107
    9/30/96         $21,024             $17,670                 $16,566
   12/31/96         $21,182             $19,141                 $17,527
    3/31/97         $20,072             $19,658                 $17,468
    6/30/97         $22,519             $23,083                 $20,228
    9/30/97         $28,095             $24,811                 $22,301
   12/31/97         $25,971             $25,524                 $22,450
    3/31/98         $31,183             $29,084                 $25,229
    6/30/98         $29,902             $30,041                 $25,946
    9/30/98         $23,918             $27,058                 $22,985
   12/31/98         $30,323             $32,818                 $28,216
    3/31/99         $30,744             $34,456                 $29,647
    6/30/99         $34,816             $36,885                 $31,571
    9/30/99         $34,260             $34,582                 $29,936
   12/31/99         $49,162             $39,781                 $36,103
    3/31/00         $63,069             $40,678                 $38,735
    6/30/00         $53,512             $39,597                 $37,119
    9/30/00         $50,296             $39,213                 $36,626
   12/31/00         $40,041             $36,145                 $32,176
    3/31/01         $33,035             $31,860                 $26,892
    6/30/01         $38,551             $33,724                 $28,772
    9/30/01         $30,774             $28,787                 $23,228
   12/31/01         $40,339             $31,864                 $26,394
    3/31/02         $38,887             $31,952                 $25,829
    6/30/02         $33,882             $27,671                 $22,200
    9/30/02         $27,404             $22,891                 $18,737
   12/31/02         $31,925             $24,821                 $20,007
    3/31/03         $30,593             $24,039                 $19,563
    6/30/03         $36,586             $27,742                 $22,497
    9/30/03         $45,293             $34,509                 $23,170

*<F1> assumes equal $10,000 investments made on inception date of December 2, 1992.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                               THE HENLOPEN FUND

                            STATEMENT OF NET ASSETS
                         September 30, 2003 (Unaudited)

 SHARES OR
 PRINCIPAL
  AMOUNT                                                          VALUE (B)<F3>
 ---------                                                        -------------

LONG-TERM INVESTMENTS -- 98.2% (A)<F2>
COMMON STOCKS -- 97.1% (A)<F2>

               AUTO & TRUCK RELATED -- 1.8%
     45,000    America's Car-Mart, Inc.                           $  1,342,800
     30,000    ArvinMeritor, Inc.                                      534,300
                                                                  ------------
                                                                     1,877,100

               BASIC MATERIALS -- 1.4%
    100,000    Century Aluminum Co.                                  1,071,500
     55,000    Universal Stainless &
                 Alloy Products, Inc.                                  442,200
                                                                  ------------
                                                                     1,513,700

               BIOTECHNOLOGY -- 4.7%
    210,000    Applied Molecular Evolution, Inc.                     1,797,600
    100,000    EntreMed, Inc.                                          473,000
     70,000    Geron Corp.                                             958,300
     70,000    Hollis-Eden Pharmaceuticals, Inc.                     1,696,800
                                                                  ------------
                                                                     4,925,700

               BUSINESS SERVICES -- 4.7%
    110,000    Gevity HR, Inc.                                       1,621,400
    150,000    Lionbridge Technologies, Inc.                         1,123,500
    125,000    The Ultimate Software Group, Inc.                     1,045,000
     80,000    Unisys Corp.                                          1,082,400
                                                                  ------------
                                                                     4,872,300

               COMMUNICATIONS -- 4.5%
     50,000    America Movil S.A. de
                 C.V. ADR Series L                                   1,155,500
     50,000    IDT Corp. - Cl  B                                       903,000
     50,000    Interphase Corp.                                        454,000
    200,000    NMS Communications Corp.                                448,000
    120,000    Primus Telecommunications
                 Group, Inc.                                           810,000
    301,000    Science Dynamics Corp.                                   14,147
    500,000    U.S. Wireless Data Inc.                                 110,000
     25,000    UTStarcom, Inc.                                         795,000
                                                                  ------------
                                                                     4,689,647

               COMPUTER PERIPHERALS -- 3.0%
    170,000    Network Engines, Inc.                                 1,089,700
    300,000    Peerless Systems Corp.                                  960,000
     40,000    Seagate Technology                                    1,088,000
                                                                  ------------
                                                                     3,137,700

               CONSTRUCTION SERVICES -- 1.1%
     15,000    Lennar Corp.                                          1,166,850

               DEFENSE RELATED -- 0.8%
     20,000    L-3 Communications
                 Holdings, Inc.                                        865,000

               DISTRIBUTION -- 1.0%
    100,000    PC Mall, Inc.                                         1,045,000

               FINANCIAL SERVICES -- 5.4%
     45,000    ASTA Funding, Inc.                                    1,169,505
     15,000    Capital One Financial Corp.                             855,600
     20,000    Lehman Brothers Holdings Inc.                         1,381,600
     33,000    Southern Financial Bancorp, Inc.                      1,295,250
    125,000    Tradestation Group Inc.                                 934,000
                                                                  ------------
                                                                     5,635,955

               FOOD & BEVERAGES -- 1.0%
     25,000    Diageo PLC - SP-ADR                                   1,103,750

               FURNITURE -- 1.2%
     40,000    Stanley Furniture Company, Inc.                       1,239,600

               HEALTHCARE PRODUCTS -- 20.8%
     90,000    Abaxis, Inc.                                          1,251,000
     80,000    Ciphergen Biosystems, Inc.                              988,000
    310,000    IGEN International, Inc.                             17,849,800
    160,000    PharmaNetics, Inc.                                      792,000
     50,000    Thoratec Corp.                                          849,500
                                                                  ------------
                                                                    21,730,300

               HEALTHCARE SERVICES -- 3.0%
     25,000    AMERIGROUP Corp.                                      1,115,750
     40,000    Caremark Rx, Inc.                                       904,000
     30,000    ICON PLC - SP-ADR                                     1,130,700
                                                                  ------------
                                                                     3,150,450

               LEISURE/ENTERTAINMENT -- 4.6%
     70,000    Boyd Gaming Corp.                                     1,068,200
     80,000    ebookers PLC - SP-ADR                                 1,457,600
     35,000    International Game Technology                           985,250
     85,000    XM Satellite Radio Holdings Inc.                      1,317,500
                                                                  ------------
                                                                     4,828,550

               METALS -- 2.0%
     25,000    Newmont Mining Corp.                                    977,250
    300,000    Western Silver Corp.                                  1,104,000
                                                                  ------------
                                                                     2,081,250

               MISCELLANEOUS MANUFACTURING -- 1.7%
    150,000    Axsys Technologies, Inc.                              1,810,500

               OIL & GAS EXPLORATION/PRODUCTION -- 3.4%
    140,000    Brigham Exploration Co.                                 952,000
     10,000    Devon Energy Corp.                                      481,900
     20,000    Murphy Oil Corp.                                      1,175,000
     25,000    Valero Energy Corp.                                     956,750
                                                                  ------------
                                                                     3,565,650

               OILFIELD PRODUCTS/SERVICES -- 7.0%
     75,000    Grant Prideco, Inc.                                     764,250
    600,000    Grey Wolf, Inc.                                       2,088,000
     50,000    Maverick Tube Corp.                                     776,000
     50,000    Patterson-UTI Energy, Inc.                            1,353,500
    110,000    Universal Compression
                 Holdings, Inc.                                      2,367,200
                                                                  ------------
                                                                     7,348,950

               RESTAURANTS -- 1.1%
    125,000    Checkers Drive-In Restaurants, Inc.                   1,150,000

               RETAILING -- 4.7%
     25,000    Cato Corp.                                              504,250
     50,000    Circuit City Stores, Inc.                               476,500
     25,000    Jos. A. Bank Clothiers, Inc.                          1,097,000
     50,000    Pep Boys-Manny, Moe & Jack                              765,000
    400,000    Rite Aid Corp.                                        2,064,000
                                                                  ------------
                                                                     4,906,750

               SEMICONDUCTORS/RELATED -- 5.7%
     65,000    Amkor Technology, Inc.                                  923,650
     40,000    ATMI, Inc.                                            1,014,000
    400,000    Dialog Semiconductor PLC-ADR                          1,372,000
     70,000    Fairchild Semiconductor
                 International, Inc.                                 1,160,600
     60,000    Kulicke and Soffa Industries, Inc.                      651,000
    350,000    Optical Communication Products, Inc.                    826,000
                                                                  ------------
                                                                     5,947,250

               SOFTWARE & RELATED SERVICES -- 9.4%
    150,000    Aladdin Knowledge Systems                               942,000
    370,500    Bitstream Inc.                                        1,478,295
    135,000    CyberGuard Corp.                                      1,283,850
     90,000    ILOG S.A. SP-ADR                                        967,500
    359,000    Level 8 Systems, Inc.                                   157,960
    100,000    Netegrity, Inc.                                         998,000
    300,000    Novell, Inc.                                          1,590,000
    350,000    ON Technology Corp.                                     945,000
    340,000    TeleCommunication Systems, Inc.                       1,458,600
                                                                  ------------
                                                                     9,821,205

               TEXTILES -- 1.1%
    100,000    Quaker Fabric Corp.                                     677,900
    106,400    Unifi, Inc.                                             510,720
                                                                  ------------
                                                                     1,188,620

               TRANSPORTATION -- 2.0%
     90,000    Celadon Group, Inc.                                   1,156,500
     80,000    Mesa Air Group, Inc.                                    889,600
                                                                  ------------
                                                                     2,046,100
                                                                  ------------
                    Total common stocks                            101,647,877

REITS -- 1.1% (A)<F2>
     75,000    Gladstone Commercial Corp.                            1,106,175
                                                                  ------------
                    Total long-term investments                    102,754,052

SHORT-TERM INVESTMENTS -- 3.6% (A)<F2>

               VARIABLE RATE DEMAND NOTE
 $3,772,492    U.S. Bank, N.A.                                       3,772,492
                                                                  ------------
                    Total investments                              106,526,544

               Liabilities, less cash and
                 receivables -- (1.8%) (A)<F2>                      (1,849,009)
                                                                  ------------
                    NET ASSETS                                    $104,677,535
                                                                  ------------
                                                                  ------------
               Net Asset Value Per Share (No par value,
                 unlimited shares authorized), offering
                 and redemption price ($104,677,535 /
                 4,669,447 shares outstanding)                          $22.42
                                                                        ------
                                                                        ------

(a)<F2> Percentages for the various classifications relate to net assets.
(b)<F3> Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the latest bid price. Securities which are traded over-the-counter are valued at the latest bid price. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Trustees. Short-term investments with maturities of 60 days or less are valued at cost which approximates market value. For financial reporting purposes, investment transactions are recorded on trade date.

                               BOARD OF TRUSTEES

                               HOWARD E. COSGROVE
                       Chief Executive Officer (Retired)
                                 Conectiv, Inc.
                              Wilmington, Delaware

                              ROBERT J. FAHEY, JR.
                                Senior Director
                              Cushman & Wakefield
                           Philadelphia, Pennsylvania

                               MICHAEL L. HERSHEY
                                   Chairman,
                             Landis Associates LLC
                          Kennett Square, Pennsylvania

                               STEPHEN L. HERSHEY
                              Orthopaedic Surgeon
                                Newark, Delaware

                                 JOHN H. REMER
                                    Retired
                          Kennett Square, Pennsylvania

                                U.S. BANK, N.A.
                                   Custodian

                               U.S. BANCORP FUND
                                 SERVICES, LLC
                               Transfer Agent and
                           Dividend Disbursing Agent

                             LANDIS ASSOCIATES LLC
                               Investment Adviser

                           PRICEWATERHOUSECOOPERS LLP
                              Independent Auditors

                                FOLEY & LARDNER
                                 Legal Counsel

                               THE HENLOPEN FUND
                        LONGWOOD CORPORATE CENTER SOUTH
                          415 MCFARLAN ROAD, SUITE 213
                       KENNETT SQUARE, PENNSYLVANIA 19348
                    (610-925-0400)     WWW.HENLOPENFUND.COM

 This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of The Henlopen Fund unless accompanied or preceded by the Fund's current prospectus.